Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000251008
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,708	$ 11,757	$ 11,540	$ 11,401	$ 12,350	$ 11,657	$ 11,028	$ 10,468	$ 10,452	$ 10,146	$ 10,000
C000024655
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,687	11,757	11,540	11,401	12,350	11,657	11,028	10,468	10,452	10,146	10,000
C000024656
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,389	11,496	11,312	11,204	12,167	11,513	10,918	10,390	10,400	10,121	10,000
C000024660
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 11,909	11,118	10,696	10,605	10,926	10,551	10,300	10,040	9,993	9,899	9,896
C000024661
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,578	11,725	11,252	11,127	11,436	11,015	10,708	10,376	10,250	10,079	10,000
C000176845
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,580	11,724	11,234	11,106	11,410	11,001	10,679	10,356	10,218	10,059	10,000
C000024662
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,295	11,493	11,046	10,955	11,290	10,918	10,631	10,333	10,221	10,063	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Account Value	$ 12,874	11,881	11,603	11,418	12,317	11,783	11,078	10,457	10,471	10,251	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,457	11,617	11,559	11,616	12,930	12,278	11,241	10,621	10,555	10,207	10,000
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Account Value	$ 12,874	11,881	11,603	11,418	12,317	11,783	11,078	10,457	10,471	10,251	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,457	11,617	11,559	11,616	12,930	12,278	11,241	10,621	10,555	10,207	10,000
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Account Value	$ 12,874	11,881	11,603	11,418	12,317	11,783	11,078	10,457	10,471	10,251	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,457	11,617	11,559	11,616	12,930	12,278	11,241	10,621	10,555	10,207	10,000
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Account Value	$ 12,312	11,521	11,089	10,932	11,380	11,088	10,672	10,300	10,233	10,106	10,000
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,951	11,194	10,890	10,766	11,157	11,045	10,525	10,181	10,186	10,110	10,000
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Account Value	$ 12,383	11,600	11,119	10,992	11,397	10,862	10,685	10,344	10,266	10,043	10,000
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Account Value	$ 12,312	11,521	11,089	10,932	11,380	11,088	10,672	10,300	10,233	10,106	10,000
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,951	11,194	10,890	10,766	11,157	11,045	10,525	10,181	10,186	10,110	10,000
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Account Value	$ 12,383	11,600	11,119	10,992	11,397	10,862	10,685	10,344	10,266	10,043	10,000
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Account Value	$ 12,312	11,521	11,089	10,932	11,380	11,088	10,672	10,300	10,233	10,106	10,000
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,951	11,194	10,890	10,766	11,157	11,045	10,525	10,181	10,186	10,110	10,000
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Account Value	$ 12,383	11,600	11,119	10,992	11,397	10,862	10,685	10,344	10,266	10,043	10,000
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Account Value [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Account Value	$ 12,312	11,521	11,089	10,932	11,380	11,088	10,672	10,300	10,233	10,106	10,000
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,951	11,194	10,890	10,766	11,157	11,045	10,525	10,181	10,186	10,110	10,000
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Account Value	$ 12,383	$ 11,600	$ 11,119	$ 10,992	$ 11,397	$ 10,862	$ 10,685	$ 10,344	$ 10,266	$ 10,043	$ 10,000